Note 19 - Equity Incentive Plan - Summary of Stock Option Activity (Details) - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Shares Exercised (in shares)	(19,981)	(21,764)	(11,585)
Outstanding at end of year (in shares)	153,443
Outstanding at end of year, Weighted Average Exercise Price (in dollars per share)	$ 44.49
Stock Options and Stock Appreciation Rights [Member]
Outstanding at beginning of year (in shares)	273,039	277,820	285,780
Outstanding at beginning of year, Weighted Average Exercise Price (in dollars per share)	$ 41.19	$ 40.11	$ 39.31
Shares Granted (in shares)	43,833	17,833	21,666
Granted, Weighted Average Exercise Price (in dollars per share)	$ 55.72	$ 51.16	$ 46.59
Shares Exercised (in shares)	(24,881)	(22,614)	(22,460)
Exercised, Weighted Average Exercise Price (in dollars per share)	$ 37.84	$ 35.78	$ 37.07
Shares Forfeited or expired (in shares)	(7,400)	0	(7,166)
Forfeited or expired, Weighted Average Exercise Price (in dollars per share)	$ 41.70	$ 0	$ 37.53
Outstanding at end of year (in shares)	284,591	273,039	277,820
Outstanding at end of year, Weighted Average Exercise Price (in dollars per share)	$ 43.71	$ 41.19	$ 40.11
Options and cash-settled SARs exercisable at year end (in shares)	151,695	122,932	94,951
Options and cash-settled SARs exercisable at year end (in dollars per share)	$ 40.89	$ 40.19	$ 39.14